NOTES PAYABLE RELATED PARTY	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 8 – NOTES PAYABLE – RELATED PARTY

Related party notes payable as of August 31 and February 28, 2011 consisted of the following:

	August 31, 2011	February 28, 2011

Demand note payable, at 10%, due on demand to a member of our board of directors.	$8,500,000	$8,500,000
Demand note payable, at 10%, due on demand to a member of our board of directors.	1,475,000	-
Convertible note payable, at 10%, convertible into common stock at $0.75 per share plus accrued interest, due on demand to our CEO. This note was converted into 540,661 shares at face value plus $45,496 of accrued interest as of August 31, 2011.	-	360,000
Convertible note payable, at 10%, convertible into common stock at $0.75 per share plus accrued interest, due on demand to our former president. This note was converted into 105,413 shares at face value plus $11,331of accrued interest as of August 31, 2011.	-	50,000
Accrued interest	1,652,517	1,238,352
	$11,627,517	$10,148,352

NOTE 7 – NOTES PAYABLE – RELATED PARTY

At February 28, 2011 the balance consists of $8,500,000 of unsecured notes payable plus accrued interest of $1,193,110 to a member of our Board of Directors, payable on demand, bearing interest at a rate of 10% per annum. During the years ended February 28, 2011 and 2010, interest amounting to $739,911 and $368,033 respectively, was incurred on these notes and is included in accrued interest. Also consists of a $360,000 unsecured convertible note payable to our CEO entered into in March 2010. The note is for 120 days, carries an interest rate of 10% and is convertible into shares of our common stock at a price of $0.75 per share. During the period ended February 28, 2011, we accrued $36,463 in interest on the note. Also consists of a $50,000 unsecured convertible note payable to our President. The note is for 120 days, carries an interest rate of 10% and is convertible into shares of our common stock at a price of $0.75 per share. During the period ended February 28, 2011, we accrued $5,229 in interest on the note.  As of February 28, 2011, we are in default on our notes payable to our CEO and our President and they are now due on demand.

The beneficial conversion feature on the note to the CEO was $72,000 which was recorded as debt discount during the year ended February 28, 2011. The debt discount was amortized over the term of the note and charged to interest expense. During the year ended February 28, 2011, $72,000 was expensed.